Filed pursuant to Rule 497(e)
File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Prospectus (Class A, B, C, K shares) Dated May 1, 2007 (as revised July 31, 2007),

Prospectus (Class Y shares) Dated May 1, 2007 (as revised July 31, 2007), and
Statement of Additional Information (Class A, B, C, K, Y shares) Dated May 1, 2007 (as revised
September 21, 2007)

The Information Age Fund®

Effective January 15, 2008, the name of The Information Age Fund® will be changed to “RS Technology Fund” and the Fund’s “Principal Investment Strategies” and “Principal Investments” sections in the prospectus will be amended and restated in their entirety as follows:

Principal Investment Strategies

The Fund invests principally in technology companies. RS Investments typically considers a number of factors in evaluating a potential investment, including, for example, its assessment of:

•                  whether the company has experienced strong revenue growth;

•                  whether the company appears to have a strong competitive position;

•                  whether the company participates in what RS Investments considers an emerging growth industry or a niche in an established industry.

RS Investments currently intends to focus the Fund’s investments in companies it considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. Many of these are companies that RS Investments believes are likely to benefit substantially as a direct or indirect result of the growth of the Internet. The Fund may also invest in other types of companies within the technology sector. The following examples illustrate the wide range of products and services provided by technology companies in which RS Investments currently intends to invest:

•                  computer hardware and software of any kind, including, for example, semiconductors, semiconductor equipment, Internet access devices and technologies, optical components, and any technology used in the distribution of data, voice, or interactive content;

•                  telecommunications products and services, including landline, satellite, and wireless technologies and any other related technology that may emerge in the future;

•                  e-commerce, including the distribution or sale of goods and services to individuals and businesses over the Internet or other means of electronic commerce;

•                  medical products and services developed or provided through or using the Internet;

•                  multimedia products and services;

•                  information services, outsourcing, and data processing;

•                  dissemination of market, economic, and financial information.

A particular company will be considered to be in the technology sector if, at the time of investment, at least 50% of the company’s assets, gross income, or net profits are, in RS Investments’ judgment, committed to, or derived from, industries in the technology sector. A company will also be considered to be in the technology sector if RS Investments considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

RS Investments may consider selling a security for the Fund if, for example, in RS Investments’ judgment:

•                  the price of the security appears high relative to the company’s prospects;

•                  the company’s financial results are disappointing.

Although RS Investments may consider the factors described above in purchasing or selling investments for the Fund, RS Investments may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis that of any of the factors described above or any other factors it may at its discretion consider. In recent periods, the Fund has frequently held a substantial portion of its assets in cash and cash equivalents. The Fund may, but will not necessarily, do so in the future.

Principal Investments

The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in technology companies. The Fund may invest in companies of any size. Under current market conditions, the Fund will normally invest most of its assets in small-and mid-cap companies, although its portfolio will likely also include investments in a number of large-capitalization companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

November 16, 2007

Filed pursuant to Rule 497(e)
File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Prospectus (Class A, B, C, K shares) Dated May 1, 2007 (as revised July 31, 2007),

Prospectus (Class Y shares) Dated May 1, 2007 (as revised July 31, 2007), and
Statement of Additional Information (Class A, B, C, K, Y shares) Dated May 1, 2007 (as revised
September 21, 2007)

RS Large Cap Value Fund

Effective November 1, 2007, the Fund’s advisory fee rate was reduced to an annual rate of 0.78% of the Fund’s average daily net assets. The Fund’s Annual Fund Operating Expenses table is amended and restated in its entirety as follows:

Annual Fund Operating Expenses

(expenses are deducted from Fund assets as a percentage of average daily net assets)

Share Class	Management Fees(1)	Distribution (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses(2)

Class A Shares	0.78%	0.25%	0.32%	1.35%
Class B Shares	0.78%	1.00%	0.33%	2.11%
Class C Shares	0.78%	1.00%	0.33%	2.11%
Class K Shares	0.78%	0.65%	0.21%	1.64%

(1) “Management Fees” and “Other Expenses” have been restated to reflect current fees.

(2) An expense limitation with respect to the Fund’s Total Annual Fund Operating Expenses is imposed pursuant to a written agreement between RS Investments and the Fund in effect through December 31, 2009, to limit the Fund’s Total Annual Fund Operating Expenses (excluding interest expense associated with reverse repurchase agreements and securities lending) to 1.43% for Class A shares, 2.19% for Class B and Class C shares, and 1.71% for Class K shares. RS Investments may terminate the limitation for the Fund after December 31, 2009.

The Fund’s Example of Annual Fund Operating Expenses table is amended and restated in its entirety as follows:

Example of Annual Fund Operating Expenses

(based on a $10,000 investment and a 5% annual return)

	1 Year	3 Years	5 Years	10 Years
If you sold all of your shares at the end of the periods shown, your costs would be:

Class A Shares	$610	$895	$1,200	$2,065
Class B Shares	$522	$883	$1,271	$2,315
Class C Shares	$322	$683	$1,171	$2,515
Class K Shares	$172	$534	$919	$2,000

	1 Year	3 Years	5 Years	10 Years
If you did not sell any of your shares at the end of the periods shown, your costs would be:

Class A Shares	$610	$895	$1,200	$2,065
Class B Shares	$222	$683	$1,171	$2,315
Class C Shares	$222	$683	$1,171	$2,515
Class K Shares	$172	$534	$919	$2,000

Effective November 1, 2007, UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) has the right to receive sub-advisory fees from RS Investment Management Co. LLC (“RS Investments”) with respect to RS Large Cap Value Fund at an annual rate of 0.38% of the Fund’s average daily net assets and references in the Statement of Additional Information to the sub-advisory fee rate paid by RS Investments to UBS Global AM in respect of RS Large Cap Value Fund are hereby amended accordingly.

The Information Age Fund®

Effective January 15, 2008, the name of The Information Age Fund® will be changed to “RS Technology Fund” and the Fund’s “Principal Investment Strategies” and “Principal Investments” sections in the prospectus will be amended and restated in their entirety as follows:

Principal Investment Strategies

The Fund invests principally in technology companies. RS Investments typically considers a number of factors in evaluating a potential investment, including, for example, its assessment of:

•                  whether the company has experienced strong revenue growth;

•                  whether the company appears to have a strong competitive position;

•                  whether the company participates in what RS Investments considers an emerging growth industry or a niche in an established industry.

RS Investments currently intends to focus the Fund’s investments in companies it considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. Many of these are companies that RS Investments believes are likely to benefit substantially as a direct or indirect result of the growth of the Internet. The Fund may also invest in other types of companies within the technology sector. The following examples illustrate the wide range of products and services provided by technology companies in which RS Investments currently intends to invest:

•                  computer hardware and software of any kind, including, for example, semiconductors, semiconductor equipment, Internet access devices and technologies, optical components, and any technology used in the distribution of data, voice, or interactive content;

•                  telecommunications products and services, including landline, satellite, and wireless technologies and any other related technology that may emerge in the future;

•                  e-commerce, including the distribution or sale of goods and services to individuals and businesses over the Internet or other means of electronic commerce;

•                  medical products and services developed or provided through or using the Internet;

•                  multimedia products and services;

•                  information services, outsourcing, and data processing;

•                  dissemination of market, economic, and financial information.

A particular company will be considered to be in the technology sector if, at the time of investment, at least 50% of the company’s assets, gross income, or net profits are, in RS Investments’ judgment, committed to, or derived from, industries in the technology sector. A company will also be considered to be in the technology sector if RS Investments considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

RS Investments may consider selling a security for the Fund if, for example, in RS Investments’ judgment:

•                  the price of the security appears high relative to the company’s prospects;

•                  the company’s financial results are disappointing.

Although RS Investments may consider the factors described above in purchasing or selling investments for the Fund, RS Investments may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis that of any of the factors described above or any other factors it may at its discretion consider. In recent periods, the Fund has frequently held a substantial portion of its assets in cash and cash equivalents. The Fund may, but will not necessarily, do so in the future.

Principal Investments

The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in technology companies. The Fund may invest in companies of any size. Under current market conditions, the Fund will normally invest most of its assets in small-and mid-cap companies, although its portfolio will likely also include investments in a number of large-capitalization companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

RS Emerging Growth Fund

Effective November 16, 2007, the second sentence in RS Emerging Growth Fund’s “Principal Investments” section in the prospectus will be amended and restated in its entirety as follows: “Although the Fund may invest without limit in companies of any size, it is likely, under current market conditions, that a substantial amount of the Fund’s investments will be in companies with market capitalizations (at the time of purchase) of up to 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $6.5 billion, based on the size of the largest company on September 30, 2007).”

November 16, 2007